Loss before tax	12 Months Ended
Mar. 31, 2026
Loss Before Tax
Loss before tax
26.	Loss before tax

Loss before tax for the financial year is arrived at after charging/(crediting):

	2026	2025	2024
	USD	USD	USD

Auditors’ remuneration:
Current financial year	150,000	17,104	14,585
Under provision in previous year	-	-	65
Amortisation of intangible assets	173,451	163,093	44,807
Amortisation of right-of-use assets	474,871	500,144	403,019
Depreciation of property, plant and equipment	481,173	465,287	455,613
Expenses relating to short-term leases	2,621	2,785	49,864
Impairment loss on trade receivable	33,583	-	-
Reversal of impairment loss on associate	(263)	-	-
Bad debts written off	7,793	-	-
Allowance for slow moving inventories	67,558	-	-
Loss on disposal of associate	677	-	-
Gain on disposal of other investment	-	-	(215)
Property, plant and equipment written off	-	-	14,083
Staff costs:
Salaries, wages and allowances	1,003,423	1,205,968	1,053,399
Employees Provident Fund	116,352	124,239	112,972
Other employees’ benefit	13,765	86,687	20,276

	1,133,540	1,416,894	1,186,647

Included in staff costs of the Group is directors’ remuneration of USD257,136 (2025: USD286,414; 2024: USD253,792) as further disclosed in Note 13.